Cash Flow Information - Net debt reconciliation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Debt Movement [Line Items]
Cash interest paid	$ 0	$ 0
Cash taxes paid	0	0
Payables that were extinguished upon consummation of capital reorganisation	18,700,000
Cash and cash equivalents	11,081,000	2,060,000	$ 423,000	$ 3,098,000
Total future minimum lease payments	(433,000)	(54,000)
Net debt	(2,172,000)	(24,940,000)
Borrowings and other financial liabilities
Debt Movement [Line Items]
Borrowings	$ (12,821,000)	$ (26,946,000)	$ (15,632,000)	$ (15,431,000)